Investment in securities	12 Months Ended
Dec. 31, 2023
Investment in securities.
Investment in securities

5. Investment in securities

The total consideration paid and the fair value of the investments acquired are detailed in the table below:

	2023	2022
Balance at January 1	56,366	—
Acquisition of securities	21,603	23,282
Fair value adjustment (1)	(4,708)	33,084
Balance at December 31	73,261	56,366
(1)	The investment is classified as a level 1 instrument on the fair value hierarchy and therefore uses observable inputs when making fair value adjustments.